Document And Entity Information	Jun. 11, 2024
Cover [Abstract]
Entity Registrant Name	HUBSPOT, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001404655
Document Period End Date	Jun. 11, 2024
Entity Emerging Growth Company	false
Securities Act File Number	001-36680
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-2632791
Entity Information, Former Legal or Registered Name	Not Applicable
Entity Address, Address Line One	Two Canal Park
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02131
City Area Code	(888)
Local Phone Number	482-7768
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, Par Value $0.001 per share
Trading Symbol	HUBS
Name of each exchange on which registered	NYSE
Current Fiscal Year End Date	--12-31